Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares	Accumulated other comprehensive income	Retained earnings [Member]	Total	Noncontrolling interests	Total
Balance at Dec. 31, 2019	$ 107,010	$ 105,150	$ (8,764)	$ (952)	$ 230,543	$ 432,987	$ (1,743)	$ 431,244
Balance (in shares) at Dec. 31, 2019	356,700,000		(12,332,000)
Statement [line items]
Profit (loss) for the year					47,134	47,134	(1,974)	45,160
Other comprehensive income				404		404	41	445
Total comprehensive income for the year				404	47,134	47,538	(1,933)	45,605
Contributions by and distributions to owners
Share-based compensation expenses		755				755	8	763
Restricted stock vested		(11)	$ 11
Restricted stock vested (in shares)			16,000
Employee stock options exercised		1,408	$ 2,237			3,645		3,645
Employee stock options exercised (in shares)			3,150,000
Aggregate of contribution by and distribution to owners		2,152	$ 2,248			4,400	8	4,408
Aggregate of contribution by and distribution to owners (in shares)			3,166,000
Changes in ownership interests
New shares issued by subsidiary		(34)			(4,740)	(4,774)	8,695	3,921
Dilution gain of equity method investment		25				25		25
Declaration of cash dividends by subsidiary							(4)	(4)
Aggregate of changes in ownership interests		(9)			(4,740)	(4,749)	8,691	3,942
Balance at Dec. 31, 2020	$ 107,010	107,293	$ (6,516)	(548)	272,937	480,176	5,023	485,199
Balance (in shares) at Dec. 31, 2020	356,700,000		(9,166,000)
Statement [line items]
Profit (loss) for the year					436,896	436,896	(2,961)	433,935
Other comprehensive income				(118)		(118)	3	(115)
Total comprehensive income for the year				(118)	436,896	436,778	(2,958)	433,820
Contributions by and distributions to owners
Declaration of cash dividends					(47,404)	(47,404)		(47,404)
Share-based compensation expenses		662				662	38	700
Restricted stock vested		(10)	$ 10
Restricted stock vested (in shares)			15,000
Employee stock options exercised		499	$ 745			1,244		1,244
Employee stock options exercised (in shares)			1,049,000
Aggregate of contribution by and distribution to owners		1,151	$ 755		(47,404)	(45,498)	38	(45,460)
Aggregate of contribution by and distribution to owners (in shares)			1,064,000
Changes in ownership interests
Purchase of subsidiaries shares from noncontrolling interest					(1,789)	(1,789)	175	(1,614)
Dilution gain of equity method investment		397			(340)	57		57
Declaration of cash dividends by subsidiary							(20)	(20)
Aggregate of changes in ownership interests		397			(2,129)	(1,732)	155	(1,577)
Balance at Dec. 31, 2021	$ 107,010	108,841	$ (5,761)	(666)	660,300	869,724	2,258	871,982
Balance (in shares) at Dec. 31, 2021	356,700,000		(8,102,342)
Statement [line items]
Profit (loss) for the year					236,982	236,982	(1,515)	235,467
Other comprehensive income				448		448	124	572
Total comprehensive income for the year				448	236,982	237,430	(1,391)	236,039
Contributions by and distributions to owners
Declaration of cash dividends					(217,873)	(217,873)		(217,873)
Share-based compensation expenses		2,664				2,664	140	2,804
Restricted stock vested		(167)	$ 167
Restricted stock vested (in shares)			236,000
Aggregate of contribution by and distribution to owners		2,497	$ 167		(217,873)	(215,209)	140	(215,069)
Aggregate of contribution by and distribution to owners (in shares)			236,000
Changes in ownership interests
New shares issued by subsidiary		115				115	445	560
Dilution gain of equity method investment		796				796		796
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan					(104)	(104)	(197)	(301)
Disposal of financial assets at fair value through other comprehensive income					(180)	(180)	(6)	(186)
Aggregate of changes in ownership interests		911			(284)	627	242	869
Balance at Dec. 31, 2022	$ 107,010	$ 112,249	$ (5,594)	$ (218)	$ 679,125	$ 892,572	$ 1,249	$ 893,821
Balance (in shares) at Dec. 31, 2022	356,700,000		(7,866,432)